Other income (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income [Table]
Net gains / (losses) from disposals of investments in associates			$ 37
Net gains / (losses) from properties held for sale			101
Total other income	$ 996	$ 139	350	$ 1,135	$ 535
Other income related to a legacy bankruptcy claim			$ 45
Net gains / (losses) from disposals of joint ventures	$ 848